FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL RISK MANAGEMENT
Schedule of committed maturities for liability payments

	Maturity
		More than 1	More than 2	More than 3	More than 4
Item	1 year	year up to 2	years up to 3	up to 4	years
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank debt	21,579,550	1,597,027	787,777	772,051	81,286
Bond payable	42,991,809	42,909,590	39,560,554	39,411,666	844,765,446
Operating lease obligations	7,305,508	9,516,692	9,072,970	9,032,343	22,059,516
Purchase obligations	64,406,811	9,126,536	9,338,111	233,004	240,600
Total	136,283,678	63,149,845	58,759,412	49,449,064	867,146,848